Deferred income tax assets and liabilities (Gross movement on deferred income tax accounts) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets and liabilities [abstract]
Beginning of the year	¥ (977,604)	¥ (1,583,574)
Business combination	(16,000)
Disposal of other equity instrument investments		167,182
Credited to profit or loss (Note 32)	658,128	470,330	¥ 775,820
Credited/(charged) to other comprehensive income	1,751	(9,550)
Currency translation differences	30,593	(21,992)
End of the year	¥ (303,132)	¥ (977,604)	¥ (1,583,574)